Supplementary Information on Oil and Gas Exploration and Production (Unaudited) - Summary of Results of Operations from Oil and Gas Producing Activities (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
India [member]
Revenues
Sales	₨ 95,359		₨ 82,041	₨ 86,559
Transfers	0		0	0
Operating Income			70	176
Total	95,359		82,111	86,735
Production costs	(40,583)		(38,613)	(47,272)
Exploration (expenses)/ reversal	8		(292)	(174)
Depreciation, depletion and amortization and valuation provisions (including impairment loss/reversal)	63,584		(26,687)	(374,166)
Results before income tax expenses	118,368		16,519	(334,877)
Income tax expenses	(46,398)		(5,028)	(1,606)
Results of operations from producing activities (excluding corporate overhead and interest costs)	71,970	$ 1,105	11,491	(336,483)
Sri Lanka [member]
Revenues
Transfers	0		0	0
Exploration (expenses)/ reversal	(9)		(70)	(97)
Results before income tax expenses	(9)		(70)	(97)
Results of operations from producing activities (excluding corporate overhead and interest costs)	(9)	0	(70)	(97)
South Africa [member]
Revenues
Transfers	0		0	0
Exploration (expenses)/ reversal	0		(45)	(23)
Depreciation, depletion and amortization and valuation provisions (including impairment loss/reversal)				(2,374)
Results before income tax expenses	0		(45)	(2,397)
Results of operations from producing activities (excluding corporate overhead and interest costs)	₨ 0	$ 0	₨ (45)	₨ (2,397)